                                                                                                     -------------------------------
                                                                                                              OMB APPROVAL
                                                                                                     -------------------------------
                                                                                                     OMB Number:    3235-0006
                                                                                                     Expires:    February 28, 1997
                                                          UNITED STATES                              Estimated average burden
                                               SECURITIES AND EXCHANGE COMMISSION                    hours per response . . . 24.60
                                                                                                     -------------------------------
                                                      WASHINGTON, D.C. 20549
                                                                                                        ---------------------------
                                                                                                               SEC USE ONLY
                                                                                                        ---------------------------
                                                              FORM 13F

                                                                                                        ---------------------------
  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES
THEREUNDER

                          Report for the Calendar Year or Quarter Ended  30 SEPTEMBER                              19  99
                                                                         --------------------------------------        -------------
------------------------------------------------------------------------------------------------------------------------------------
                                       (PLEASE READ INSTRUCTIONS BEFORE PREPARING FORM.)
------------------------------------------------------------------------------------------------------------------------------------
If amended report check here: / /

------------------------------------------------------------------------------------------------------------------------------------
Name of Institutional Investment Manager
1
MARTIN CURRIE INC
------------------------------------------------------------------------------------------------------------------------------------
Business Address                  (Street)                       (City)                           (State)           (Zip)          2
SALTIRE COURT, 20 CASTLE TERRACE, EDINBURGH, SCOTLAND, EH1 2ES
------------------------------------------------------------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.
Julian Livingston, Director, General Counsel
011 44 131 479 4643

                                                        ATTENTION
------------------------------------------------------------------------------------------------------------------------------------
                      INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
                                             SEE 18 U.S.C. 1001 AND 15 U.S.C 78ff(a).
------------------------------------------------------------------------------------------------------------------------------------
     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamend-ed items, statements and schedules remain true, correct and complete as previously submitted.
     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused
this report to be signed on its behalf in the City of EDINBURGH                    and State of      LOTHIAN, SCOTLAND
                                                      ----------------------------                   -------------------------------

on the        08                 day of     OCTOBER             19   99
              ------------------            -------------------      -------

                                                                    MARTIN CURRIE INC
                                                                    ----------------------------------------------------------------
                                                                              (Name of Institutional Investment Manager)

                                                                                           JULIAN LIVINGSTON
                                                                    ----------------------------------------------------------------
                                                                              (Manual Signature of Person Duly Authorized
                                                                                        to Submit This Report)

Name and 13F numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (LIST IN
ALPHABETICAL ORDER).

Name:                                             13F File No.: 3  Name:                                           13F File No.: 3
-----------------------------------------------------------------------------------------------------------------------------------
1.                                                                 6.
-----------------------------------------------------------------------------------------------------------------------------------
2.                                                                 7.
-----------------------------------------------------------------------------------------------------------------------------------
3.                                                                 8.
-----------------------------------------------------------------------------------------------------------------------------------
4.                                                                 9.
-----------------------------------------------------------------------------------------------------------------------------------
5.                                                                 10.
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    SEC 1685 (5/91)

---------------------------------------------------------------------------------------------------------------
Page 1 of 5                                                                 Name of Reporting Manager
---------------------------------------------------------------------------------------------------------------
      Item 1: Name of Issuer       Item 2: Title of    Item 3: CUSIP Number     Item 4: Fair       Item 5:
                                   Class                                                           Shares of
---------------------------------------------------------------------------------------------------------------
                                                                                Market Value       Principal
                                                                                                   Amount
---------------------------------------------------------------------------------------------------------------
EOG Resources Inc                  Common Stock $0.01  US26875P1012               2,047,045             34,153
---------------------------------------------------------------------------------------------------------------
Allied Signal Inc                  Common Stock $1.00  US0195121027               2,189,775             60,200
                                   pv
---------------------------------------------------------------------------------------------------------------
Motorola Inc                       Common Stock        US6200761095               1,670,256             33,700
                                   $3.00pv
---------------------------------------------------------------------------------------------------------------
Molex Inc                          Common Stock        US6085541018               2,284,426             49,393
                                   $0.05pv
---------------------------------------------------------------------------------------------------------------
Scientific Atlanta Inc             Common Stock        US8086551046               3,176,859             42,750
                                   $0.50pv
---------------------------------------------------------------------------------------------------------------
CBS Corp                           Common Stock        US12490K1079               4,711,061             52,020
                                   $1.00pv
---------------------------------------------------------------------------------------------------------------
Intel Corporation                  Common Stock        US4581401001               2,928,100             35,600
                                   US$0.001
---------------------------------------------------------------------------------------------------------------
Microsoft Corp                     Common Stock        US5949181045               1,387,000             60,800
                                   US$0.000025
---------------------------------------------------------------------------------------------------------------
Texas Instruments Inc.             Common Stock        US8825081040               2,824,900            106,600
                                   $1.00pv
---------------------------------------------------------------------------------------------------------------
IMS Health                         Common Stock $0.01  US4499341083               1,971,063             30,500
---------------------------------------------------------------------------------------------------------------
3COM Corporation                   Common Stock NPV    US8855351040               2,208,000             46,000
---------------------------------------------------------------------------------------------------------------
Global Crossing Ltd                Common Stock U$0.01 BMG3921A1009               1,103,063             10,600
---------------------------------------------------------------------------------------------------------------
State Street Corporation           Common Stock U$1    US8574771031               1,784,250             58,500
---------------------------------------------------------------------------------------------------------------
Comdisco Inc                       Common stock U$0.10 US2003361050               2,118,225             46,300
---------------------------------------------------------------------------------------------------------------
General Instrument Corp            Common Stock U$0.01 US3701201077               2,581,688             28,100
---------------------------------------------------------------------------------------------------------------
Agile Software Corporation         Common Stock        US00846X1054               1,951,956             29,408
                                   U$0.001
---------------------------------------------------------------------------------------------------------------
America Online Inc                 Common Stock U$0.01 US02364J1043               1,846,800             30,400
---------------------------------------------------------------------------------------------------------------
Pepsico Inc                        Capital Stock       US7134481081               2,519,738             99,300
                                   US$0.017
---------------------------------------------------------------------------------------------------------------
Clini-Therm Corporation            Common Stock $3.00  US1872581087               2,827,781             59,454
                                   pv
---------------------------------------------------------------------------------------------------------------
          COLUMN TOTALS                                                          44,131,985
---------------------------------------------------------------------------------------------------------------
       AGGREGATE PAGE TOTAL                                                      44,131,985
---------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                                   Martin Currie                                                                           (SEC USE
                                   Inc                                                                                       ONLY)
-----------------------------------------------------------------------------------------------------------------------------------
                                      Item 6:                                    Item 7:          Item 8: Voting Authority
                                      Investment                                                             (Shares)
                                      Discretion
-----------------------------------------------------------------------------------------------------------------------------------
                                   (a) Sole         (B) Shared -   (c) Shared -   Managers      (a) Sole      (b) Shared   (c) None
                                                    Defined as     Other          See Instr.V
                                                    Instr. V
-----------------------------------------------------------------------------------------------------------------------------------
EOG Resources Inc                         X                                                           X
-----------------------------------------------------------------------------------------------------------------------------------
Allied Signal Inc                         X                                                           X
-----------------------------------------------------------------------------------------------------------------------------------
Motorola Inc                              X                                                           X
-----------------------------------------------------------------------------------------------------------------------------------
Molex Inc                                 X                                                           X
-----------------------------------------------------------------------------------------------------------------------------------
Scientific Atlanta Inc                    X                                                           X
-----------------------------------------------------------------------------------------------------------------------------------
CBS Corp                                  X                                                           X
-----------------------------------------------------------------------------------------------------------------------------------
Intel Corporation                         X                                                           X
-----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp                            X                                                           X
-----------------------------------------------------------------------------------------------------------------------------------
Texas Instruments Inc.                    X                                                           X
-----------------------------------------------------------------------------------------------------------------------------------
IMS Health                                X                                                           X
-----------------------------------------------------------------------------------------------------------------------------------
3COM Corporation                          X                                                           X
-----------------------------------------------------------------------------------------------------------------------------------
Global Crossing Ltd                       X                                                           X
-----------------------------------------------------------------------------------------------------------------------------------
State Street Corporation                  X                                                           X
-----------------------------------------------------------------------------------------------------------------------------------
Comdisco Inc                              X                                                           X
-----------------------------------------------------------------------------------------------------------------------------------
General Instrument Corp                   X                                                           X
-----------------------------------------------------------------------------------------------------------------------------------
Agile Software Corporation                X                                                           X
-----------------------------------------------------------------------------------------------------------------------------------
America Online Inc                        X                                                           X
-----------------------------------------------------------------------------------------------------------------------------------
Pepsico Inc                               X                                                           X
-----------------------------------------------------------------------------------------------------------------------------------
Clini-Therm Corporation                   X                                                           X
-----------------------------------------------------------------------------------------------------------------------------------
          COLUMN TOTALS
-----------------------------------------------------------------------------------------------------------------------------------
       AGGREGATE PAGE TOTAL
-----------------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------
Page 2 of 5                                                                 Name of Reporting Manager
---------------------------------------------------------------------------------------------------------------
      Item 1: Name of Issuer       Item 2: Title of    Item 3: CUSIP Number     Item 4: Fair        Item 5:
                                   Class                                                           Shares of
---------------------------------------------------------------------------------------------------------------
                                                                                Market Value       Principal
                                                                                                    Amount
---------------------------------------------------------------------------------------------------------------
Int'l Business Machines Corp       Common Shares       US4592001014              2,722,500              22,500
                                   US$0.50
---------------------------------------------------------------------------------------------------------------
Merck & Co Inc                     Common Stock npv    US5893311077              2,514,725              38,800
---------------------------------------------------------------------------------------------------------------
Union Pacific Corporation          Common Stock        US9078181081              1,843,197              38,350
                                   US$2.50
---------------------------------------------------------------------------------------------------------------
Cisco Systems                      Common stock $0.001 US17275R1023              2,735,644              39,900
---------------------------------------------------------------------------------------------------------------
Equifax Inc                        Common Stock        US2944291051              1,448,438              51,500
                                   $2.50pv
---------------------------------------------------------------------------------------------------------------
Freeport McMoRan Copper            A Common Stock      US35671D1054              1,572,204             113,312
                                   $0.10pv
---------------------------------------------------------------------------------------------------------------
Mobil Corporation                  Common Stock        US6070591028              3,697,525              36,700
                                   US$1.00
---------------------------------------------------------------------------------------------------------------
Schlumberger Limited               Common Stock        AN8068571086              1,118,509              17,950
                                   US$0.01
---------------------------------------------------------------------------------------------------------------
Chase Manhattan Corp               Common Stock $1.00  US16161A1088              1,959,750              26,000
---------------------------------------------------------------------------------------------------------------
American Int'l Group Inc           Common Stock        US0268741073              3,194,866              36,749
                                   $2.50pv
---------------------------------------------------------------------------------------------------------------
Marsh & McLennan Companies         Common Stock        US5717481023              1,006,950              14,700
                                   $1.00pv
---------------------------------------------------------------------------------------------------------------
Ameritech Corporation              Common Stock        US0309541011              2,055,900              30,800
                                   US$1.00
---------------------------------------------------------------------------------------------------------------
GTE Corporation                    Common Stock U$0.05 US3623201031              2,959,688              38,500
---------------------------------------------------------------------------------------------------------------
First Union Corp                   Common Stock        US3373581053              1,423,219              39,950
                                   US$3.333
---------------------------------------------------------------------------------------------------------------
Transocean Offshore Inc            Common Stock        KYG900761035              1,001,438              32,700
                                   US$0.01
---------------------------------------------------------------------------------------------------------------
MCI Worldcom Inc                   Common Shares       US55268B1061              1,430,313              19,900
                                   U$0.01
---------------------------------------------------------------------------------------------------------------
Cardinal Health Inc                Common Stock npv    US14149Y1082              1,888,425              34,650
---------------------------------------------------------------------------------------------------------------
Pharmacia & Upjohn Inc             Ordinary Shares     US7169411094              2,029,663              40,900
                                   U$0.01
---------------------------------------------------------------------------------------------------------------
AMFM Inc                           Class 'A' common    US0016931000              1,688,850              27,800
                                   stock
---------------------------------------------------------------------------------------------------------------
          COLUMN TOTALS                                                         82,423,787
---------------------------------------------------------------------------------------------------------------
       AGGREGATE PAGE TOTAL                                                     38,291,801
---------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                   Martin                                                                            (SEC USE ONLY)
                                   Currie Inc
-----------------------------------------------------------------------------------------------------------------------------------
                                   Item 6:                                                  Item 7:       Item 8: Voting
                                   Investment                                                                Authority
                                   Discretion                                                                (Shares)
-----------------------------------------------------------------------------------------------------------------------------------
                                   (a) Sole   (B) Shared - Defined as  (c) Shared -   Managers      (a) Sole   (b) Shared   c) None
                                              Instr. V                 Other          See Instr. V
-----------------------------------------------------------------------------------------------------------------------------------
Int'l Business Machines Corp           X                                                                 X
------------------------------------------------------------------------------------------------------------------------------------
Merck & Co Inc                         X                                                                 X
------------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corporation              X                                                                 X
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems                          X                                                                 X
------------------------------------------------------------------------------------------------------------------------------------
Equifax Inc                            X                                                                 X
------------------------------------------------------------------------------------------------------------------------------------
Freeport McMoRan Copper                X                                                                 X
------------------------------------------------------------------------------------------------------------------------------------
Mobil Corporation                      X                                                                 X
------------------------------------------------------------------------------------------------------------------------------------
Schlumberger Limited                   X                                                                 X
------------------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Corp                   X                                                                 X
------------------------------------------------------------------------------------------------------------------------------------
American Int'l Group Inc               X                                                                 X
------------------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Companies             X                                                                 X
------------------------------------------------------------------------------------------------------------------------------------
Ameritech Corporation                  X                                                                 X
------------------------------------------------------------------------------------------------------------------------------------
GTE Corporation                        X                                                                 X
------------------------------------------------------------------------------------------------------------------------------------
First Union Corp                       X                                                                 X
-----------------------------------------------------------------------------------------------------------------------------------
Transocean Offshore Inc                X                                                                 X
------------------------------------------------------------------------------------------------------------------------------------
MCI Worldcom Inc                       X                                                                 X
------------------------------------------------------------------------------------------------------------------------------------
Cardinal Health Inc                    X                                                                 X
------------------------------------------------------------------------------------------------------------------------------------
Pharmacia & Upjohn Inc                 X                                                                 X
------------------------------------------------------------------------------------------------------------------------------------
AMFM Inc                               X                                                                 X
------------------------------------------------------------------------------------------------------------------------------------
          COLUMN TOTALS
------------------------------------------------------------------------------------------------------------------------------------
       AGGREGATE PAGE TOTAL
------------------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------
Page 3 of 5                                                                 Name of Reporting Manager
---------------------------------------------------------------------------------------------------------------
      Item 1: Name of Issuer       Item 2: Title    Item 3: CUSIP Number     Item 4: Fair        Item 5:
                                   of Class                                                     Shares of
---------------------------------------------------------------------------------------------------------------
                                                                             Market Value       Principal
                                                                                                  Amount
---------------------------------------------------------------------------------------------------------------
MediaOne Group Inc                 Common Stock U$0.01   US58440J1043               2,616,369            38,300
---------------------------------------------------------------------------------------------------------------
Young & Rubicam Inc                Common Stock U$0.01   US9874251054               1,685,200            38,300
---------------------------------------------------------------------------------------------------------------
Philip Morris Cos Inc              Common Stock          US7181541076                728,194             21,300
                                   US$0.3333pv
---------------------------------------------------------------------------------------------------------------
Compaq Computer                    Common Stock          US2044931002               1,132,313            49,500
                                   USD0.01
---------------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp       Common Stock $0.01    US2856611049               2,067,209            39,050
---------------------------------------------------------------------------------------------------------------
General Electric Co                Common Stock          US3696041033               4,111,985            34,682
                                   $0.16pv
---------------------------------------------------------------------------------------------------------------
Du Pont (E.I.) de Nemours & Co     Common Stock U$0.30   US2635341090               1,488,300            24,600
---------------------------------------------------------------------------------------------------------------
Millenium Chemicals Inc            Common Stock U$0.01   US5999031017               1,493,981            73,100
---------------------------------------------------------------------------------------------------------------
Bombardier Incorporated            Class B (Sub          CA0977512007              14,870,652           899,616
                                   Voting) Stock
---------------------------------------------------------------------------------------------------------------
MacMillan Bloedel Limited          Common Stock npv      CA5547832090               2,396,715           104,205
---------------------------------------------------------------------------------------------------------------
BCE Inc                            Common Shares npv     CA05534B1094              29,826,913           601,713
---------------------------------------------------------------------------------------------------------------
Royal Bank of Canada               Common Stock          CA7800871021              10,889,605           263,352
---------------------------------------------------------------------------------------------------------------
Alberta Energy Ltd.                Common Stock npv      CA0128731050               8,137,551           282,652
---------------------------------------------------------------------------------------------------------------
Cemex SA                           ADR (repr 5 CPO's)    US1512908898              13,212,491           547,668
---------------------------------------------------------------------------------------------------------------
Grupo Televisa SA                  Spons GDR (rep 2      US40049J2069              13,930,200           348,800
                                   Ord Shs)
---------------------------------------------------------------------------------------------------------------
Tubos De Acero De Mexico  SA       ADR (rep 1 ord shs)   US8985925069                590,450             48,200
---------------------------------------------------------------------------------------------------------------
Nuevo Grupo Iusacell SA            ADR (repr 10 "V"      US6705121027                313,500             33,000
                                   shs)
---------------------------------------------------------------------------------------------------------------
Desc                               ADS (rep 20 Series    US2503091017               6,021,625           359,500
                                   C shs)
---------------------------------------------------------------------------------------------------------------
Grupo Financiero Bancomer S.A      ADR 144A (rep 20      US4004861062                527,742            118,000
                                   shs)
---------------------------------------------------------------------------------------------------------------
          COLUMN TOTALS                                                          198,464,782
---------------------------------------------------------------------------------------------------------------
       AGGREGATE PAGE TOTAL                                                      116,040,995
---------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------
                                   Martin                                              (SEC USE
                                   Currie Inc                                            ONLY)
-----------------------------------------------------------------------------------------------------------
                                   Item 6:                           Item 7:   Item
                                   Investment                                  8:
                                   Discretion                                  Voting
                                                                               Authority
                                                                               (Shares)
-----------------------------------------------------------------------------------------------------------
                                   (a) Sole   (B) Shared  (c)        Managers  (a)    (b) Shared  (c) None
                                              - Defined   Shared -   See       Sole
                                              as Instr. V Other      Instr. V
-----------------------------------------------------------------------------------------------------------
MediaOne Group Inc                     X                                         X
-----------------------------------------------------------------------------------------------------------
Young & Rubicam Inc                    X                                         X
-----------------------------------------------------------------------------------------------------------
Philip Morris Cos Inc                  X                                         X
-----------------------------------------------------------------------------------------------------------
Compaq Computer                        X                                         X
-----------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp           X                                         X
-----------------------------------------------------------------------------------------------------------
General Electric Co                    X                                         X
-----------------------------------------------------------------------------------------------------------
Du Pont (E.I.) de Nemours & Co         X                                         X
-----------------------------------------------------------------------------------------------------------
Millenium Chemicals Inc                X                                         X
-----------------------------------------------------------------------------------------------------------
Bombardier Incorporated                X                                         X
-----------------------------------------------------------------------------------------------------------
MacMillan Bloedel Limited              X                                         X
-----------------------------------------------------------------------------------------------------------
BCE Inc                                X                                         X
-----------------------------------------------------------------------------------------------------------
Royal Bank of Canada                   X                                         X
-----------------------------------------------------------------------------------------------------------
Alberta Energy Ltd.                    X                                         X
-----------------------------------------------------------------------------------------------------------
Cemex SA                               X                                         X
-----------------------------------------------------------------------------------------------------------
Grupo Televisa SA                      X                                         X
-----------------------------------------------------------------------------------------------------------
Tubos De Acero De Mexico  SA           X                                         X
-----------------------------------------------------------------------------------------------------------
Nuevo Grupo Iusacell SA                X                                         X
-----------------------------------------------------------------------------------------------------------
Desc                                   X                                         X
-----------------------------------------------------------------------------------------------------------
Grupo Financiero Bancomer S.A          X                                         X
-----------------------------------------------------------------------------------------------------------
          COLUMN TOTALS
-----------------------------------------------------------------------------------------------------------
       AGGREGATE PAGE TOTAL
-----------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------
Page 4 of 5                                                                 Name of Reporting Manager
---------------------------------------------------------------------------------------------------------------
      Item 1: Name of Issuer       Item 2: Title of    Item 3: CUSIP Number     Item 4: Fair        Item 5:
                                   Class                                                           Shares of
---------------------------------------------------------------------------------------------------------------
                                                                                Market Value       Principal
                                                                                                    Amount
---------------------------------------------------------------------------------------------------------------
Telefonos de Mexico                ADR (rep 20 ser L   US8794037809              21,179,063           297,250
                                   shs)
---------------------------------------------------------------------------------------------------------------
Fomento Economico Mexicano         Spon ADR (rep 1     US3444191064               923,719              29,500
                                   unit)
---------------------------------------------------------------------------------------------------------------
Cifra SA                           ADR (repr 10 'V'    US1717854053               416,800              26,500
                                   Shares)
---------------------------------------------------------------------------------------------------------------
Usiminas                           ADR Reg S (rep 1    US9173022008               614,770             183,000
                                   pref)
---------------------------------------------------------------------------------------------------------------
Aracruz                            ADR (rep 10 B pref) US0384962041               515,613              24,700
---------------------------------------------------------------------------------------------------------------
Eletrobras                         ON ADR (rep 50 com  US15234Q2075              1,410,189            166,100
                                   shs)
---------------------------------------------------------------------------------------------------------------
Compania Vale Do Rio Doce          SPON ADR (Repr 250  US2044121000              13,733,363           650,100
                                   Pref Shs)
---------------------------------------------------------------------------------------------------------------
Telebras                           ADR Reg S (Rep      US8792871001                 953                30,490
                                   1000 Pref)
---------------------------------------------------------------------------------------------------------------
Petrobras                          Spon ADR (rep 100   US71654V1017              16,642,544         1,079,500
                                   pref)
---------------------------------------------------------------------------------------------------------------
Comp Paranaense Energetica         Spon ADR (Rep 1000  US20441B4077               344,531              52,500
                                   Pref B)
---------------------------------------------------------------------------------------------------------------
Compania Brasil Dist Pao Acu       ADR (Repr 1000      US20440T2015               368,513              18,600
                                   Pref Shs)
---------------------------------------------------------------------------------------------------------------
Comp Cervejaria Brahma             ADR (rep 20 pref    US20440X1037               648,000              54,000
                                   shs)
---------------------------------------------------------------------------------------------------------------
Embratel Participacoes SA          ADR (rep 1000 pref) US29081N1000               296,700              25,800
---------------------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes     ADR (rep 1000 pref) US8792461068               701,995              45,290
---------------------------------------------------------------------------------------------------------------
TELESP Participacoes SA            ADR (rep 1000 pref) US87952K1007               897,593              56,990
---------------------------------------------------------------------------------------------------------------
Tele Sudeste Celular Partic        ADR (rep 5000 pref) US8792521044               692,300              32,200
---------------------------------------------------------------------------------------------------------------
Tele Centro Sul Participacoes      ADR (rep 5000 pref) US8792391018              1,107,114             19,948
---------------------------------------------------------------------------------------------------------------
Telefonica Del Peru                ADR (Repr 10 'B'    US8793841052               838,500              62,400
                                   Shs)
---------------------------------------------------------------------------------------------------------------
Minas Buenaventura                 Spon ADR (Rep 2     US2044481040               749,631              43,300
                                   "B" Shares)
---------------------------------------------------------------------------------------------------------------
          COLUMN TOTALS                                                         260,546,670
---------------------------------------------------------------------------------------------------------------
       AGGREGATE PAGE TOTAL                                                      62,081,888
---------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------
                                   Martin                                                               (SEC USE
                                   Currie Inc                                                             ONLY)
----------------------------------------------------------------------------------------------------------------------------
                                    Item 6:                                    Item 7:     Item 8:
                                    Investment                                             Voting
                                    Discretion                                             Authority
                                                                                           (Shares)
----------------------------------------------------------------------------------------------------------------------------
                                   (a) Sole      (B) Shared -  (c) Shared -      Managers  (a) Sole     (b) Shared (c) None
                                                 Defined as    Other             See
                                                 Instr. V                        Instr. V
----------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico                      X                                                      X
----------------------------------------------------------------------------------------------------------------------------
Fomento Economico Mexicano               X                                                      X
----------------------------------------------------------------------------------------------------------------------------
Cifra SA                                 X                                                      X
----------------------------------------------------------------------------------------------------------------------------
Usiminas                                 X                                                      X
----------------------------------------------------------------------------------------------------------------------------
Aracruz                                  X                                                      X
----------------------------------------------------------------------------------------------------------------------------
Eletrobras                               X                                                      X
----------------------------------------------------------------------------------------------------------------------------
Compania Vale Do Rio Doce                X                                                      X
----------------------------------------------------------------------------------------------------------------------------
Telebras                                 X                                                      X
----------------------------------------------------------------------------------------------------------------------------
Petrobras                                X                                                      X
----------------------------------------------------------------------------------------------------------------------------
Comp Paranaense Energetica               X                                                      X
----------------------------------------------------------------------------------------------------------------------------
Compania Brasil Dist Pao Acu             X                                                      X
----------------------------------------------------------------------------------------------------------------------------
Comp Cervejaria Brahma                   X                                                      X
----------------------------------------------------------------------------------------------------------------------------
Embratel Participacoes SA                X                                                      X
----------------------------------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes           X                                                      X
----------------------------------------------------------------------------------------------------------------------------
TELESP Participacoes SA                  X                                                      X
----------------------------------------------------------------------------------------------------------------------------
Tele Sudeste Celular Partic              X                                                      X
----------------------------------------------------------------------------------------------------------------------------
Tele Centro Sul Participacoes            X                                                      X
----------------------------------------------------------------------------------------------------------------------------
Telefonica Del Peru                      X                                                      X
----------------------------------------------------------------------------------------------------------------------------
Minas Buenaventura                       X                                                      X
----------------------------------------------------------------------------------------------------------------------------
          COLUMN TOTALS
----------------------------------------------------------------------------------------------------------------------------
       AGGREGATE PAGE TOTAL
----------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------
Page 5 of 5                                                                 Name of Reporting Manager
---------------------------------------------------------------------------------------------------------------
      Item 1: Name of Issuer       Item 2: Title of    Item 3: CUSIP Number     Item 4: Fair        Item 5:
                                   Class                                                           Shares of
---------------------------------------------------------------------------------------------------------------
                                                                                Market Value       Principal
                                                                                                    Amount
---------------------------------------------------------------------------------------------------------------
Comp de Telefonos de Chile S.A.    Spon ADR (rep 4     US2044493003              1,044,121             57,806
                                   ord A shs)
---------------------------------------------------------------------------------------------------------------
Sociedad Quimica Y Minera          ADR (rep 10 B shs)  US8336351056               699,150              23,600
---------------------------------------------------------------------------------------------------------------
Enersis S.A.                       ADR (rep 50 ord     US29274F1049               336,088              16,100
                                   shs)
---------------------------------------------------------------------------------------------------------------
Vina Concha Y Toro SA              ADR (rep 50 ord     US9271911060               388,825              10,300
                                   shs)
---------------------------------------------------------------------------------------------------------------
Quilmes Industrial S.A.            ADR (rep 1 non-vtg  US74838Y1082               152,044              15,900
                                   prf shr)
---------------------------------------------------------------------------------------------------------------
Internet Gold                      Ordinary shares     USM565951078               770,500               92,000
                                   NIS0.01
---------------------------------------------------------------------------------------------------------------
Bank Hapoalim Ltd                  GDR Reg S (rep 5    US0625102019                73,350                6,000
                                   ord)
---------------------------------------------------------------------------------------------------------------
Borsodchem RT                      GDR 144A (rep 1     US1000641043               175,680                6,100
                                   ord shs)
---------------------------------------------------------------------------------------------------------------
OTP Bank                           GDR Reg S (rep 1    USX607461166              2,459,760              55,400
                                   ord)
---------------------------------------------------------------------------------------------------------------
Matav RT                           Spon ADR (Rep 5     US5597761098              2,291,725              84,100
                                   HUF100 shs)
---------------------------------------------------------------------------------------------------------------
Borsodchem RT                      GDR Reg S (rep 1    US1000642033                43,200                1,500
                                   ord)
---------------------------------------------------------------------------------------------------------------
          COLUMN TOTALS                                                         268,981,312
----------------------------------                                         ---------------------
       AGGREGATE PAGE TOTAL                                                      8,434,442
----------------------------------                                         ---------------------


-------------------------------------------------------------------------------------------------------------------
                                   Martin                                                      (SEC USE
                                   Currie Inc                                                    ONLY)
-------------------------------------------------------------------------------------------------------------------
                                   Item 6:                                Item 7:   Item 8:
                                   Investment                                         Voting
                                   Discretion                                         Authority
                                                                                      (Shares)
-------------------------------------------------------------------------------------------------------------------
                                   (a) Sole    (B) Shared  (c) Shared -     Managers  (a) Sole (b) Shared (c) None
                                               - Defined   Other            See
                                               as Instr. V                  Instr. V
-------------------------------------------------------------------------------------------------------------------
Comp de Telefonos de Chile S            X                                                X
-------------------------------------------------------------------------------------------------------------------
Sociedad Quimica Y Minera               X                                                X
-------------------------------------------------------------------------------------------------------------------
Enersis S.A.                            X                                                X
-------------------------------------------------------------------------------------------------------------------
Vina Concha Y Toro SA                   X                                                X
-------------------------------------------------------------------------------------------------------------------
Quilmes Industrial S.A.                 X                                                X
-------------------------------------------------------------------------------------------------------------------
Internet Gold                           X                                                X
-------------------------------------------------------------------------------------------------------------------
Bank Hapoalim Ltd                       X                                                X
-------------------------------------------------------------------------------------------------------------------
Borsodchem RT                           X                                                X
-------------------------------------------------------------------------------------------------------------------
OTP Bank                                X                                                X
-------------------------------------------------------------------------------------------------------------------
Matav RT                                X                                                X
-------------------------------------------------------------------------------------------------------------------
Borsodchem RT                           X                                                X
-------------------------------------------------------------------------------------------------------------------
          COLUMN TOTALS
-------------------------------------------------------------------------------------------------------------------
       AGGREGATE PAGE TOTAL
-------------------------------------------------------------------------------------------------------------------